FAIR VALUE (Schedule of Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 0
Recorded Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	623,988	769,202
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	645,746	805,913
Level 2 | Recorded Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	570,856	719,575
Level 2 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	601,775	765,744
Level 3 | Recorded Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	53,132	49,627
Level 3 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt obligations	43,971	40,169
Impairment Of Assets [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	0	1,077	0
Other Assets, Mineral Rights, Fair Value Disclosure	0	2,178	0
Equity Method Investment, Other than Temporary Impairment	0	716	0
Impairment	0	2,993	0
Unclassified Indefinite-lived Intangible Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		100
Unclassified Indefinite-lived Intangible Assets [Member] | Impairment Of Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	642	563	1,065
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	2,443	140	1,223
Trade Names [Member] | Impairment Of Assets [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0	490	1,100
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	360	50
Certain property and equipment [Member] | Impairment Of Assets [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	2,028	368	0
Impairment of Long-Lived Assets Held-for-use	$ 3,937	$ 717	$ 0